NOTE 10. RESTATEMENT OF FINANCIAL STATEMENTS (Details Narrative) (Tables)	12 Months Ended
Jun. 30, 2012
Note 10. Restatement Of Financial Statements Details Narrative Tables
Restated Balance Sheet items as of June 30, 2010
As of June 30, 2010	Original	Restated

Deferred revenue	$—	$15,149
Customer deposits	$—	$21,851

Restated Income Statement items for the year ended June 30, 2010
For the year ended June 30, 2010	Original	Restated

Total revenue	$103,668	$66,668

Restated Accumulated Deficit as of June 30, 2010
Statement of Retained Deficit	2010 (as restated)

Balance, June 30	$(94,616)
Adjustment	$(37,000)
Adjusted balance, June 30	$(131,616)

Restated Balance sheet items as of June 30, 2011
As of June 30, 2011	Original	Restated

Customer deposits	$—	$9,845
Deferred revenue	$—	$19,152
Additional paid in capital	$807,686	$10,583,686
Retained deficit	$(879,390)	$(10,684,387)

Restated Income Statement items for the year end June 30, 2011
For the year ended of June 30, 2011	Original	Restated

Revenue	$1,917,957	$1,925,960
Consulting fee	$163,958	$102,457
Stock issued for services rendered	$143,750	$9,961,251
NET LOSS	$(784,774)	$(10,552,771)

Restated Accumulated Deficit as of June 30, 2011
Statement of Retained Deficit	2010 (as restated)

Balance, June 30	$(879,390)
Adjustment	$(9,804,997)
Adjusted balance, June 30	$(10,684,387)